Prospectus Supplement

May 4, 2010

[sidebar]

Supplement dated

May 4, 2010 to

the Morgan Stanley

Institutional Fund Trust

Prospectus dated

January 29, 2010 of:

Balanced Portfolio

Morgan Stanley Institutional Fund Trust

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian for Morgan Stanley Institutional Fund Trust (the “Fund”).  As a result, the Prospectus is hereby amended as follows:

All references in the Fund’s Prospectus to JPMorgan Chase Bank, N.A. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The section entitled “Purchasing Shares—Initial Purchase by Wire” is deleted and hereby replaced with the following:

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2101

ABA #011000028

DDA #00575373

Attn: Morgan Stanley Institutional Fund Trust

Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

IFTBALSPT 5/10

Prospectus Supplement

May 4, 2010

[sidebar]

Supplement dated

May 4, 2010 to

the Morgan Stanley

Institutional Fund Trust

Prospectus dated

January 29, 2010 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Municipal Portfolio

Morgan Stanley Institutional Fund Trust

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian for Morgan Stanley Institutional Fund Trust (the “Fund”).  As a result, the Prospectus is hereby amended as follows:

All references in the Fund’s Prospectus to JPMorgan Chase Bank, N.A. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The section entitled “Purchasing Shares—Initial Purchase by Wire” is deleted and hereby replaced with the following:

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2101

ABA #011000028

DDA #00575373

Attn: Morgan Stanley Institutional Fund Trust

Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

The following is hereby added after the second paragraph of the section entitled “Purchasing Class H Shares—Notification”:

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written “Letter of Intent.”  A Letter of Intent provides for the purchase of Class H shares of a Portfolio or other Morgan Stanley Institutional Funds within a 13-month period.  The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal.  The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares.  To determine the applicable sales charge reduction, you may also include (1) the cost of shares of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the historical cost of shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the periods referenced in (1) and (2) above.  You should retain any records necessary to substantiate historical costs because the Fund, the Transfer Agent, your authorized financial representative and any financial intermediaries may not maintain this information.  You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.  Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Please retain this supplement for future reference.

IFTFISPT1 5/10

Prospectus Supplement

May 4, 2010

[sidebar]

Supplement dated

May 4, 2010 to

the Morgan Stanley

Institutional Fund Trust

Prospectus dated

January 29, 2010 of:

Mid Cap Growth Portfolio

Morgan Stanley Institutional Fund Trust

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian for Morgan Stanley Institutional Fund Trust (the “Fund”).  As a result, the Prospectus is hereby amended as follows:

All references in the Fund’s Prospectus to JPMorgan Chase Bank, N.A. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The section entitled “Purchasing Shares—Initial Purchase by Wire” is deleted and hereby replaced with the following:

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2101

ABA #011000028

DDA #00575373

Attn: Morgan Stanley Institutional Fund Trust

Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

IFTMCGSPT 5/10

Prospectus Supplement

May 4, 2010

[sidebar]

Supplement dated

May 4, 2010 to

the Morgan Stanley

Institutional Fund Trust

Prospectus dated

January 29, 2010 of:

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

Morgan Stanley Institutional Fund Trust

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian for Morgan Stanley Institutional Fund Trust (the “Fund”).  As a result, the Prospectus is hereby amended as follows:

All references in the Fund’s Prospectus to JPMorgan Chase Bank, N.A. as custodian for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.

The section entitled “Purchasing Shares—Initial Purchase by Wire” is deleted and hereby replaced with the following:

You may purchase shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to the Custodian. You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section below entitled “Valuation of Shares.” Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2101

ABA #011000028

DDA #00575373

Attn: Morgan Stanley Institutional Fund Trust

Subscription Account

Ref: (Portfolio Name, Account Number, Account Name)

Please retain this supplement for future reference.

IFTEQSPT1 5/10

Statement of Additional Information Supplement

May 4, 2010

[sidebar]

Supplement dated

May 4, 2010 to

the Morgan Stanley

Institutional Fund Trust

Statement of Additional Information dated

January 29, 2010 of:

Morgan Stanley Institutional Fund Trust

Effective May 3, 2010, State Street Bank and Trust Company will serve as custodian and sub-administrator for Morgan Stanley Institutional Fund Trust (the “Fund”).  As a result, the Statement of Additional Information is hereby amended as follows:

All references in the Fund’s Statement of Additional Information to JPMorgan Chase Bank, N.A. as custodian and JPMorgan Investor Services Co. as sub-administrator for the Fund are hereby deleted and replaced with State Street Bank and Trust Company.  State Street Bank and Trust Company’s address is One Lincoln Street, Boston, Massachusetts 02111-2101.

Please retain this supplement for future reference.